Financial instruments - Effect of derivatives on consolidated financial statements (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Interest income recorded as an effect of financial instruments	€ 24,155,000	€ 28,686,000
Interest expense recorded as an effect of financial instruments	€ 104,131,000	€ 121,414,000